Share-based Payment Arrangement - SENAO Share-based Compensation Plan (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2017 TWD ($)	Jul. 31, 2017 TWD ($)	Jun. 30, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jul. 31, 2015 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2012.05.28
Grant Date	2013.05.07
Stock Options Units	10,000,000
Exercise Price	$ 70.70	$ 70.70	$ 76.10	$ 76.10	$ 76.10	$ 81.40	$ 81.40	$ 84.30
Original price	$ 93.00